Employment costs and provisions	12 Months Ended
Dec. 31, 2024
Disclosure Of Employee Cost And Provisions Explanatory [Abstract]
Employment costs and provisions	26 Employment costs and provisions

	Note	2024 US$m	2023 US$m	2022 US$m
Total employment costs
– Wages and salaries		6,004	5,625	5,115
– Social security costs		461	470	425
– Net post-retirement charge	28	605	449	559
– Share-based payment charge	27	172	144	122
		7,242	6,688	6,221
Less: charged within movement in provisions (see below)		(187)	(52)	(219)
Total employment costs	7	7,055	6,636	6,002

	2024			2023
Employment provisions	Pensions and post-retirement healthcare(a) US$m	Other employee entitlements(b) US$m	Total US$m	Total US$m
At 1 January	1,189	369	1,558	1,658
Adjustment on currency translation	(48)	(35)	(83)	32
Charged/(credited) to profit:
–increases to existing and new provisions	91	108	199	78
–unused amounts reversed	–	(12)	(12)	(26)
Utilised in year	(75)	(58)	(133)	(277)
Remeasurement (gains)/losses recognised in other comprehensive income	(94)	–	(94)	102
Transfers and other movements	–	21	21	(9)
At 31 December	1,063	393	1,456	1,558
Balance sheet analysis:
Current	68	291	359	361
Non-current	995	102	1,097	1,197
Total employment provisions	1,063	393	1,456	1,558
(a)The main assumptions used to determine the provision for pensions and post-retirement healthcare, and other information, including the expected level of future funding payments in respect of those arrangements, are given in note 28.
(b)The provision for other employee entitlements includes a provision for long service leave of US$313 million (2023: US$296 million), based on the relevant entitlements in certain Group operations, and includes US$24 million (2023: US$17 million) of provision for redundancy and severance payments.